TRADE PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
TRADE PAYABLES [abstract]
Payables to third parties	¥ 614,822			¥ 610,472
Payables to related parties	710,255			533,051
Total trade payables	¥ 1,325,077	$ 203,661		¥ 1,143,523

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.